Document And Entity Information - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Mar. 13, 2020	Jun. 28, 2019
Document Information [Line Items]
Entity Registrant Name	Colony Bankcorp Inc
Entity Central Index Key	0000711669
Trading Symbol	cban
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
Entity Small Business	true
Entity Interactive Data Current	Yes
Entity Common Stock, Shares Outstanding (in shares)		9,498,783
Entity Public Float			$ 122.4
Entity Shell Company	false
Document Type	10-K
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Amendment Flag	false
Title of 12(b) Security	Common Stock, Par Value $1.00 per share